Revenue Recognition - Disaggregated Revenue by Source (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended								8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Aug. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Net revenue	$ 36,289	$ 84,589	$ 134,436	$ 137,156	$ 135,013	$ 133,753	$ 133,546	$ 138,211	$ 140,498	$ 141,200	$ 342,286	$ 405,922	$ 540,358	$ 553,455	$ 570,372
Alarm monitoring revenue
Disaggregation of Revenue [Line Items]
Net revenue	33,594	78,608		125,004							319,172	374,689	498,236	537,399	552,590
Product and installation revenue
Disaggregation of Revenue [Line Items]
Net revenue	2,224	4,993		11,360							19,111	28,984	38,455	12,308	13,264
Other revenue
Disaggregation of Revenue [Line Items]
Net revenue	$ 471	$ 988		$ 792							$ 4,003	$ 2,249	$ 3,667	$ 3,748	$ 4,518